Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 188,760	$ 181,640	$ 174,363
Increases /(decreases) related to prior year tax positions	5,158	7,120	7,277
Increases related to current year tax positions	0	0	0
Ending balance	$ 193,918	$ 188,760	$ 181,640